Fair Value Measurements - Carrying Amounts and Estimated Fair Values of Partnership 's Financial Instruments (Detail) - USD ($) $ in Thousands	Dec. 31, 2015		Dec. 31, 2014		Dec. 31, 2013	[1],[2]	Dec. 31, 2012	[2]
Financial assets:
Cash and cash equivalents	$ 23,573	[1]	$ 30,746	[1]	$ 28,836		$ 1,287
Non-current derivative assets	695		2,966
Financial liabilities:
Current derivative liabilities	5,138		7,450
Non-current derivative liabilities	1,232
Long-term debt, current and non-current	671,690		613,221
Interest Rate Swap Contracts [Member]
Financial assets:
Non-current derivative assets	695		2,966
Financial liabilities:
Current derivative liabilities	3,799		4,708
Non-current derivative liabilities	527
Foreign Exchange Forward Contracts [Member]
Financial liabilities:
Current derivative liabilities	1,339		2,742
Non-current derivative liabilities	705
Carrying Amount [Member]
Financial assets:
Cash and cash equivalents	23,573		30,746
Financial liabilities:
Long-term debt, current and non-current	671,690		613,221
Carrying Amount [Member] | Interest Rate Swap Contracts [Member]
Financial assets:
Non-current derivative assets	695		2,966
Financial liabilities:
Current derivative liabilities	3,799		4,708
Non-current derivative liabilities	527
Carrying Amount [Member] | Foreign Exchange Forward Contracts [Member]
Financial liabilities:
Current derivative liabilities	1,339		2,742
Non-current derivative liabilities	705
Fair Value [Member]
Financial assets:
Cash and cash equivalents	23,573		30,746
Financial liabilities:
Long-term debt, current and non-current	671,690		613,221
Fair Value [Member] | Interest Rate Swap Contracts [Member]
Financial assets:
Non-current derivative assets	695		2,966
Financial liabilities:
Current derivative liabilities	3,799		4,708
Non-current derivative liabilities	527
Fair Value [Member] | Foreign Exchange Forward Contracts [Member]
Financial liabilities:
Current derivative liabilities	1,339		$ 2,742
Non-current derivative liabilities	$ 705

[1]	2015 and 2014 refers to the Consolidated Statements of Cash Flows
[2]	2013 refers to the Consolidated and Combined Carve-Out Statement of Cash Flows